Note 13 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(Dollars in thousands)	2019	2018	2017
Current:
Federal	$2,141	1,690	2,287
State	687	115	10
Total current	2,828	1,805	2,297
Deferred:
Federal	256	234	1,412
State	240	849	693
Total deferred	496	1,083	2,105
Income tax expense	$3,324	2,888	4,402

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
(Dollars in thousands)	2019	2018	2017
Expected federal income tax expense	$2,334	2,336	2,994
Items affecting federal income tax:
State income taxes, net of federal income tax deduction	852	559	529
Change in federal tax rate	0	0	1,062
Other, net	138	(7)	(183)
Income tax expense	$3,324	2,888	4,402

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
(Dollars in thousands)	201 9	2018
Deferred tax assets:
Allowances for loan losses	$2,394	2,428
Deferred compensation costs	158	154
Deferred ESOP loan asset	453	473
Nonaccruing loan interest	78	185
State net operating loss carryforward	42	160
Alternative minimum tax credit carryforward	0	208
Net unrealized loss on securities available for sale	0	426
Other	140	91
Total gross deferred tax assets	3,265	4,125

Deferred tax liabilities:
Deferred loan costs	344	367
Premises and equipment basis difference	526	509
Originated mortgage servicing rights	607	519
Federal tax liability on state net operating loss carryforwards	9	34
Net unrealized gain on securities available for sale	18	0
Other	59	54
Total gross deferred tax liabilities	1,563	1,483
Net deferred tax assets	$1,702	2,642